DERIVATIVE INSTRUMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gains (losses) recognized in other comprehensive income (loss) (effective portion)	$ (244)	$ 142	$ (415)
Other Comprehensive Income (Loss) [Member]
Description of Location of Gain (Loss) on Foreign Currency Cash Flow Hedge Derivatives in Financial Statements	"Other comprehensive income (loss)"	"Other comprehensive income (loss)"
Gains (losses) recognized in other comprehensive income (loss) (effective portion)	$ (244)	$ 142
Other payables and accrued expenses [Member]
Description of Location of Foreign Currency Cash Flow Hedge Derivatives on Balance Sheet	"Other payables and accrued expenses"	"Other payables and accrued expenses"
Fair value of foreign exchange forward and options collar (cylinder) contracts	$ 293	$ 0